Appendix III	12 Months Ended
Dec. 31, 2019
Appendix III
Appendix III

APPENDIX III

GRIFOLS, S.A. AND SUBSIDIARIES

Changes in Other Intangible Assets

for the year ended

31 December 2019

(Expressed in thousands of Euros)

	Balance at		Business			Translation	Balance at
	12/31/2018	Additions	combinations	Transfers	Disposals	differences	12/31/2019

Development costs	377,312	53,847	—	—	(591)	4,771	435,339

Concessions, patents, licenses brands & similar	196,410	26,222	2,587	293	—	4,485	229,997

Computer software	234,423	21,846	17	(518)	(105)	2,934	258,597

Currently marketed products	1,071,827	—	—	—	—	21,007	1,092,834

Other intangible assets	174,768	8	(365)	516	(5)	3,437	178,359

Total cost of intangible assets	2,054,740	101,923	2,239	291	(701)	36,634	2,195,126

Accum. amort. of development costs	(90,107)	(13,357)	—	—	—	(67)	(103,531)

Accum. amort of concessions, patents, licenses, brands & similar	(36,760)	(6,386)	—	—	—	(510)	(43,656)

Accum. amort. of computer software	(126,653)	(15,963)	—	(278)	60	(972)	(143,806)

Accum. amort. of currently marketed products	(278,795)	(38,040)	—	—	—	(5,284)	(322,119)

Accum. amort. of other intangible assets	(70,553)	(8,144)	—	(763)	—	(1,376)	(80,836)

Total accum. amort intangible assets	(602,868)	(81,890)	—	(1,041)	60	(8,209)	(693,948)

Impairment of other intangible assets	(66,335)	—	—	—	—	(1,309)	(67,644)

Carrying amount of intangible assets	1,385,537	20,033	2,239	(750)	(641)	27,116	1,433,534

		(See note 3)

This appendix forms an integral part of note 8 to the consolidated financial statements.

APPENDIX III

GRIFOLS, S.A. AND SUBSIDIARIES

Changes in Other Intangible Assets

for the year ended

31 December 2018

(Expressed in thousands of Euros)

	Balance at		Business			Translation	Balance at
	12/31/2017	Additions	combinations	Transfers	Disposals	differences	12/31/2018

Development costs	311,694	55,439	—	—	(36)	10,215	377,312

Concessions, patents, licenses brands & similar	182,885	—	6,225	—	(757)	8,057	196,410

Computer software	174,945	20,252	34,319	(762)	(1,116)	6,785	234,423

Currently marketed products	1,024,376	—	—	—	—	47,451	1,071,827

Other intangible assets	147,307	48	19,749	—	—	7,664	174,768

Total cost of intangible assets	1,841,207	75,739	60,293	(762)	(1,909)	80,172	2,054,740

Accum. amort. of development costs	(79,349)	(10,660)	—	—	—	(98)	(90,107)

Accum. amort of concessions, patents, licenses, brands & similar	(29,783)	(6,132)	—	—	—	(845)	(36,760)

Accum. amort. of computer software	(106,319)	(12,918)	(5,872)	—	1,116	(2,660)	(126,653)

Accum. amort. of currently marketed products	(231,068)	(36,154)	—	—	—	(11,573)	(278,795)

Accum. amort. of other intangible assets	(61,966)	(5,536)	—	246	—	(3,297)	(70,553)

Total accum. amort intangible assets	(508,485)	(71,400)	(5,872)	246	1,116	(18,473)	(602,868)

Impairment of other intangible assets	(63,380)	—	—	—	—	(2,955)	(66,335)

Carrying amount of intangible assets	1,269,342	4,339	54,421	(516)	(793)	58,744	1,385,537

(See note 3)

This appendix forms an integral part of note 8 to the consolidated financial statments.